DERIVATIVE FINANCIAL INSTRUMENTS (Details) R$ in Thousands, $ in Thousands	28 Months Ended
	Aug. 04, 2017 USD ($)	Dec. 31, 2017 USD ($)	May 26, 2017 BRL (R$)	May 26, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Assets		$ 8,177			$ 77,474
Liabilities		(6,352)			184
Non-current portion, assets		8,177			77,474
Non-current portion, liabilities		5,140			184
Current portion, liabilities		1,212			0
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Assets		2,289			75,960
Liabilities					0
Interest rate swaps | Cashflow hedges
Disclosure of detailed information about financial instruments [line items]
Assets		0			1,330
Liabilities		(1,212)			0
Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Contractual amounts to be exchanged | R$			R$ 40,000
Variable rate			3.45%	3.45%
Number of derivative contracts	10
Number of derivative contracts terminated	8
Termination period of derivative contracts	between August 1, 2017 and August 4, 2017
Proceeds from termination of contracts designated as investment hedges	$ 46,080
Hedged loan, USD				$ 12,232
Fixed rate			3.25%	3.25%
Cross-currency swaps | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Assets		7,429			76,144
Liabilities		$ (5,140)			$ (184)